SUPPLEMENT DATED MAY 1, 2019
to

PROSPECTUSES DATED MAY 2, 2011
FOR MASTERS I SHARE NY, MASTERS CHOICE II NY, MASTERS FLEX II NY
AND MASTERS EXTRA II NY

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS EXTRA NY, MASTERS ACCESS NY, MASTERS CHOICE NY
AND MASTERS FLEX NY

PROSPECTUS DATED MAY 21, 2007
FOR REGATTA GOLD-NY

PROSPECTUSES DATED MAY 1, 2007
FOR MASTERS REWARD NY AND MASTERS SELECT NY

PROSPECTUS DATED MAY 1, 2003
FOR REGATTA EXTRA NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

On June 1, 2019, the name of the MFS® International Value Portfolio will change to MFS® International Intrinsic Value Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.